Annual Total Returns[BarChart] - Invesco International Equity Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(22.94%)	22.95%	30.29%	(10.26%)	(0.96%)	1.90%	31.09%	(17.59%)	21.69%	18.12%